Tax Expense - Movement in Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense
Deferred tax assets (liabilities)	$ (48,154)	$ (45,970)
Recognised in profit or loss	(2,661)	(2,179)	$ (5,168)
Foreign exchange movement	30	(5)
Deferred tax assets (liabilities)	(50,785)	(48,154)	(45,970)
Property, plant and equipment
Tax expense
Deferred tax assets (liabilities)	(48,969)	(46,549)
Recognised in profit or loss	(3,140)	(2,420)
Deferred tax assets (liabilities)	(52,109)	(48,969)	(46,549)
Right of use assets
Tax expense
Deferred tax assets (liabilities)	(68)	(21)
Recognised in profit or loss	20	(48)
Foreign exchange movement	(7)	1
Deferred tax assets (liabilities)	(55)	(68)	(21)
Exploration and evaluation assets
Tax expense
Deferred tax assets (liabilities)	(159)	(146)
Recognised in profit or loss		(13)
Deferred tax assets (liabilities)	(159)	(159)	(146)
Inventories - obsolete stock
Tax expense
Deferred tax assets (liabilities)	418	365
Recognised in profit or loss	274	53
Deferred tax assets (liabilities)	692	418	365
Prepayments
Tax expense
Deferred tax assets (liabilities)	(9)	(9)
Recognised in profit or loss	(11)
Foreign exchange movement	(2)
Deferred tax assets (liabilities)	(22)	(9)	(9)
Trade and other payables
Tax expense
Deferred tax assets (liabilities)	227	66
Recognised in profit or loss	189	212
Foreign exchange movement	27	(51)
Deferred tax assets (liabilities)	443	227	66
Provisions
Tax expense
Deferred tax assets (liabilities)	295	233
Recognised in profit or loss	50	62
Deferred tax assets (liabilities)	345	295	233
Lease liabilities
Tax expense
Deferred tax assets (liabilities)	69	25
Recognised in profit or loss	(15)	(1)
Foreign exchange movement	8	45
Deferred tax assets (liabilities)	62	69	25
Other
Tax expense
Deferred tax assets (liabilities)	42	66
Recognised in profit or loss	(28)	(24)
Foreign exchange movement	4
Deferred tax assets (liabilities)	$ 18	$ 42	$ 66